FINANCIAL RISK MANAGEMENT (Liquidity risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	$ 457,727	$ 113,122
Borrowings less cash and cash equivalents and other current and non-current investments	1,453,400
2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	55,670	8,328
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	204,101	$ 71,482
Liquidity risk | 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	560,000
Interest to be accrued	60,000
Trade payables and other liabilities	867,000
Lease liabilities	41,000
Total	1,528,000
Liquidity risk | 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	309,000
Interest to be accrued	49,000
Trade payables and other liabilities	9,000
Lease liabilities	42,000
Total	409,000
Liquidity risk | 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	660,000
Interest to be accrued	33,000
Trade payables and other liabilities	9,000
Lease liabilities	41,000
Total	743,000
Liquidity risk | 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	137,000
Interest to be accrued	19,000
Trade payables and other liabilities	5,000
Lease liabilities	40,000
Total	201,000
Liquidity risk | Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	523,000
Interest to be accrued	7,000
Trade payables and other liabilities	30,000
Lease liabilities	175,000
Total	$ 735,000